UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	7/31/2017

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 87.2%
Aerospace & Defense — 4.7%
General Dynamics Corp.	187,150	$36,743,159
Lockheed Martin Corp.	117,181	34,232,086
Safran SA (France)	343,242	32,474,267

		103,449,512

Banks — 12.6%
Allied Irish Banks PLC (Ireland), 144A	482,552	2,833,790
Bank of America Corp.	2,756,098	66,477,084
BB&T Corp.	1,022,746	48,396,341
Citigroup, Inc.	455,138	31,154,196
JPMorgan Chase & Co.	886,808	81,408,974
PNC Financial Services Group, Inc. (The)	349,437	45,007,486

		275,277,871

Beverages — 1.0%
Coca-Cola Co. (The)	492,440	22,573,449

Biotechnology — 0.7%
AbbVie, Inc.	207,989	14,540,511

Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)	159,102	35,850,454

Chemicals — 3.6%
Air Products & Chemicals, Inc.	172,362	24,501,258
Dow Chemical Co. (The)	490,748	31,525,652
FMC Corp.	285,192	21,782,965

		77,809,875

Communications Equipment — 0.7%
Cisco Systems, Inc.	505,620	15,901,749

Diversified Financial Services — 0.0%
Gateway Energy & Resource Holdings LLC, Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*(f)^	100,000	800,730

Electric Utilities — 2.3%
Exelon Corp.	720,976	27,642,220
PG&E Corp.	337,394	22,838,200

		50,480,420

Equity Real Estate Investment Trusts (REITs) — 3.2%
CyrusOne, Inc.	893,306	53,339,301
QTS Realty Trust, Inc. (Class A Stock)	307,854	16,460,954

		69,800,255

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	288,335	23,063,917

Food Products — 4.8%
Conagra Brands, Inc.	849,255	29,078,491
Hershey Co. (The)	226,619	23,865,247
Kraft Heinz Co. (The)	598,331	52,330,029

		105,273,767

Health Care Providers & Services — 1.3%
Aetna, Inc.	186,818	28,827,885

Hotels, Restaurants & Leisure — 4.9%
Dunkin’ Brands Group, Inc.	507,708	26,923,755
McDonald’s Corp.	309,310	47,986,354
Starbucks Corp.	574,449	31,008,757

		105,918,866

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	216,883	29,522,114

IT Services — 2.4%
DXC Technology Co.	666,763	52,260,884

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	223,495	39,230,077

Machinery — 1.3%
Caterpillar, Inc.	249,643	28,446,820

Media — 2.0%
CBS Corp. (Class B Non-Voting Stock)	201,575	13,269,682
Time Warner, Inc.	111,422	11,411,841
Twenty-First Century Fox, Inc. (Class A Stock)	648,864	18,881,943

		43,563,466

Mortgage Real Estate Investment Trusts (REITs) — 3.5%
MFA Financial, Inc.	3,946,931	33,509,444
Starwood Property Trust, Inc.	1,955,233	43,093,335

		76,602,779

Oil, Gas & Consumable Fuels — 9.1%
Cheniere Energy Partners LP Holdings LLC	2,537,074	66,395,227
Marathon Petroleum Corp.	235,727	13,198,355
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	1,274,118	72,025,891
Targa Resources Corp.	537,830	24,960,690
Williams Cos., Inc. (The)	721,916	22,942,490

		199,522,653

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	849,201	48,319,537
Eli Lilly & Co.	553,173	45,725,280
Pfizer, Inc.	993,483	32,943,896

		126,988,713

Road & Rail — 2.9%
CSX Corp.	651,284	32,134,352
Ryder System, Inc.	122,376	8,904,078
Union Pacific Corp.	211,910	21,818,254

		62,856,684

Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	287,751	22,735,207
Texas Instruments, Inc.	433,182	35,252,351

		57,987,558

Software — 5.1%
Microsoft Corp.	910,403	66,186,298
Oracle Corp.	883,877	44,131,979

		110,318,277

Specialty Retail — 1.3%
Home Depot, Inc. (The)	183,072	27,387,571

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.			341,567	50,801,260

Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.			693,478	32,690,553

Tobacco — 0.5%
Philip Morris International, Inc.			94,390	11,016,257

Transportation Infrastructure — 1.1%
EcoRodovias Infraestrutura e Logistica SA (Brazil)			7,276,576	25,131,471

TOTAL COMMON STOCKS (cost $1,510,285,390)				1,903,896,398

PREFERRED STOCKS — 9.6%
Electric Utilities — 1.0%
NextEra Energy, Inc., CVT, 6.123%			400,852	22,271,337

Electronic Equipment, Instruments & Components — 1.0%
Belden, Inc., Series B, CVT, 6.750%			222,304	22,225,954

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., Series B, CVT, 5.500%(a)			185,800	22,240,260

Internet Software & Services — 3.5%
Mandatory Exchangeable Trust, CVT, 5.750%, 144A			419,623	74,969,845

Pharmaceuticals — 3.1%
Allergan PLC, Series A, CVT, 5.500%			76,010	67,953,700

TOTAL PREFERRED STOCKS (cost $171,997,105)				209,661,096

	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BOND — 1.3%
Banks
Goldman Sachs DXC Technology Co., Sr. Unsec’d. Notes, 144A^ (cost $26,578,937)	2.850%	11/08/17	35,053	27,366,578

TOTAL LONG-TERM INVESTMENTS (cost $1,708,861,432)				2,140,924,072

SHORT-TERM INVESTMENTS — 1.4%

			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			20,170,907	20,170,907
Prudential Investment Portfolios 2 — Prudential Institutional Money Market (cost $11,150,806; includes $11,137,150 of cash collateral for securities on loan)(b)(w)			11,149,730	11,150,845

TOTAL SHORT-TERM INVESTMENTS (cost $31,321,713)				31,321,752

TOTAL INVESTMENTS — 99.5% (cost $1,740,183,145)(x)	2,172,245,824
Liabilities in excess of other assets — 0.5%	10,937,799

NET ASSETS — 100.0%	$2,183,183,623

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $28,167,308 and 1.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,641,330; cash collateral of $11,137,150 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate cost of the restricted security is $2,000,000. The aggregate value, $800,730, is approximately 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,748,931,091

Appreciation	438,810,501
Depreciation	(15,495,768)

Net Unrealized Appreciation	$423,314,733

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$70,975,245	$32,474,267	$—
Banks	272,444,081	2,833,790	—
Beverages	22,573,449	—	—
Biotechnology	14,540,511	—	—
Capital Markets	35,850,454	—	—
Chemicals	77,809,875	—	—
Communications Equipment	15,901,749	—	—
Diversified Financial Services	—	—	800,730
Electric Utilities	50,480,420	—	—
Equity Real Estate Investment Trusts (REITs)	69,800,255	—	—
Food & Staples Retailing	23,063,917	—	—
Food Products	105,273,767	—	—
Health Care Providers & Services	28,827,885	—	—
Hotels, Restaurants & Leisure	105,918,866	—	—
Industrial Conglomerates	29,522,114	—	—
IT Services	52,260,884	—	—
Life Sciences Tools & Services	39,230,077	—	—
Machinery	28,446,820	—	—
Media	43,563,466	—	—
Mortgage Real Estate Investment Trusts (REITs)	76,602,779	—	—
Oil, Gas & Consumable Fuels	199,522,653	—	—
Pharmaceuticals	126,988,713	—	—
Road & Rail	62,856,684	—	—
Semiconductors & Semiconductor Equipment	57,987,558	—	—
Software	110,318,277	—	—
Specialty Retail	27,387,571	—	—
Technology Hardware, Storage & Peripherals	50,801,260	—	—
Textiles, Apparel & Luxury Goods	32,690,553	—	—
Tobacco	11,016,257	—	—
Transportation Infrastructure	25,131,471	—	—
Preferred Stocks
Electric Utilities	22,271,337	—	—
Electronic Equipment, Instruments & Components	22,225,954	—	—
Equity Real Estate Investment Trusts (REITs)	22,240,260	—	—
Internet Software & Services	74,969,845	—	—
Pharmaceuticals	67,953,700	—	—
Convertible Bond	—	—	27,366,578
Affiliated Mutual Funds	31,321,752	—	—

Total	$2,108,770,459	$35,308,057	$28,167,308

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bonds
Balance as of 10/31/16	$1,093,011	$80,387,501
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(292,281)	10,848,418
Purchases/Exchanges/Issuances	—	26,578,937
Sales/Paydowns	—	(90,448,278)
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 7/31/17	$800,730	$27,366,578

*	Of which, $495,359 was related to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

	Fair Value July 31, 2017	Valuation Methodology	Unobservable Input
Common Stock	$800,730	Mark-to Market (Index)	Discretionary Adjustment Rate
Convertible Bonds	$27,366,578	Market Approach	Single Broker Indicative Quote

Prudential QMA Mid-Cap Value Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 99.0%
Aerospace & Defense — 0.9%
Huntington Ingalls Industries, Inc.	2,400	$494,664
Spirit AeroSystems Holdings, Inc. (Class A Stock)	125,900	7,608,137

		8,102,801

Airlines — 3.2%
Alaska Air Group, Inc.	12,100	1,031,283
American Airlines Group, Inc.	86,600	4,368,104
JetBlue Airways Corp.*	384,300	8,427,699
Spirit Airlines, Inc.*	108,300	4,207,455
United Continental Holdings, Inc.*	161,100	10,903,248

		28,937,789

Auto Components — 3.6%
BorgWarner, Inc.	202,300	9,455,502
Delphi Automotive PLC	78,434	7,092,002
Gentex Corp.	55,700	948,014
Goodyear Tire & Rubber Co. (The)	247,700	7,805,027
Lear Corp.	51,500	7,631,785

		32,932,330

Banks — 7.0%
Citizens Financial Group, Inc.	302,600	10,615,208
East West Bancorp, Inc.	3,800	216,524
Fifth Third Bancorp	458,900	12,252,630
First Hawaiian, Inc.	6,700	197,650
KeyCorp	631,000	11,383,240
PacWest Bancorp	54,400	2,612,288
Regions Financial Corp.	798,700	11,661,020
SunTrust Banks, Inc.	244,000	13,978,760
TCF Financial Corp.	41,200	649,312

		63,566,632

Biotechnology — 0.5%
United Therapeutics Corp.*	37,100	4,763,640

Building Products — 1.0%
Owens Corning	136,000	9,118,800

Capital Markets — 1.3%
Ameriprise Financial, Inc.	53,500	7,751,080
BGC Partners, Inc. (Class A Stock)	22,000	277,420
Lazard Ltd. (Class A Stock), MLP	44,500	2,078,595
T. Rowe Price Group, Inc.	25,000	2,068,000

		12,175,095

Chemicals — 2.2%
Ashland Global Holdings, Inc.	65,500	4,255,535
Cabot Corp.	37,473	2,035,908
Eastman Chemical Co.	119,400	9,929,304
Westlake Chemical Corp.	59,729	4,202,533

		20,423,280

Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc.	30,200	475,348

Communications Equipment — 1.0%
Juniper Networks, Inc.	320,900	8,969,155

Construction & Engineering — 1.4%
AECOM*	237,866	7,587,925
Jacobs Engineering Group, Inc.	99,826	5,262,827

		12,850,752

Consumer Finance — 3.9%
Ally Financial, Inc.	416,000	9,418,240
Discover Financial Services	170,500	10,390,270
Navient Corp.	429,500	6,335,125
Santander Consumer USA Holdings, Inc.*	65,000	832,650
Synchrony Financial	278,400	8,441,088

		35,417,373

Containers & Packaging — 1.5%
Crown Holdings, Inc.*	123,938	7,370,593
Owens-Illinois, Inc.*	262,801	6,280,944
Silgan Holdings, Inc.	3,400	103,020

		13,754,557

Diversified Consumer Services — 0.1%
H&R Block, Inc.	31,600	963,800

Diversified Financial Services — 0.9%
Leucadia National Corp.	157,400	4,097,122
Voya Financial, Inc.	99,700	3,912,228

		8,009,350

Diversified Telecommunication Services — 0.1%
CenturyLink, Inc.(a)	47,600	1,107,652

Electric Utilities — 5.9%
Edison International	159,900	12,580,932
Entergy Corp.	132,700	10,180,744
FirstEnergy Corp.	328,300	10,476,053
Great Plains Energy, Inc.	227,500	7,020,650
PPL Corp.	347,100	13,304,343

		53,562,722

Electrical Equipment — 0.8%
Regal Beloit Corp.	92,700	7,726,545

Energy Equipment & Services — 0.7%
Baker Hughes, a GE Co.	15,900	586,551
Transocean Ltd.*(a)	647,005	5,596,593

		6,183,144

Equity Real Estate Investment Trusts (REITs) — 9.1%
Apple Hospitality REIT, Inc.	390,700	7,212,322
Brixmor Property Group, Inc.	446,635	8,749,580
DDR Corp.	812,700	8,281,413
Hospitality Properties Trust	273,300	7,942,098
Host Hotels & Resorts, Inc.	504,600	9,415,836
Medical Properties Trust, Inc.	342,769	4,449,141
Omega Healthcare Investors, Inc.	261,000	8,244,990
Outfront Media, Inc.	66,679	1,524,949
Retail Properties of America, Inc. (Class A Stock)	110,700	1,464,561
Senior Housing Properties Trust	358,100	6,965,045
Spirit Realty Capital, Inc.	1,014,700	8,046,571
Uniti Group, Inc.	50,700	1,297,920
VEREIT, Inc.	1,101,500	9,153,465

		82,747,891

Food Products — 1.8%
Bunge Ltd.	111,831	8,766,432
Ingredion, Inc.	43,948	5,419,668
Tyson Foods, Inc. (Class A Stock)	38,000	2,407,680

		16,593,780

Gas Utilities — 0.4%
National Fuel Gas Co.	65,852	3,899,097

Health Care Providers & Services — 4.4%
AmerisourceBergen Corp.	7,400	694,268
Brookdale Senior Living, Inc.*	505,818	7,182,616
Centene Corp.*	126,087	10,013,829
DaVita, Inc.*	117,700	7,624,606
LifePoint Health, Inc.*	117,300	6,967,620
Universal Health Services, Inc. (Class B Stock)	71,000	7,868,930

		40,351,869

Hotels, Restaurants & Leisure — 3.4%
Extended Stay America, Inc.	359,096	7,099,328
International Game Technology PLC	134,850	2,567,544
Norwegian Cruise Line Holdings Ltd.*	170,400	9,383,928
Royal Caribbean Cruises Ltd.	106,700	12,064,569

		31,115,369

Household Durables — 0.9%
CalAtlantic Group, Inc.	138,352	4,856,155
Whirlpool Corp.	19,000	3,379,720

		8,235,875

Independent Power & Renewable Electricity Producers — 0.9%
AES Corp.	714,000	7,982,520

Insurance — 11.9%
American Financial Group, Inc.	90,400	9,166,560
Assured Guaranty Ltd.	37,600	1,692,376
Axis Capital Holdings Ltd.	80,700	5,211,606
CNA Financial Corp.	130,975	6,804,151
Everest Re Group Ltd.	36,600	9,603,474
First American Financial Corp.	84,800	4,105,168
FNF Group	65,878	3,218,799
Hartford Financial Services Group, Inc. (The)	155,700	8,563,500
Lincoln National Corp.	146,900	10,732,514
Loews Corp.	217,836	10,604,257
Old Republic International Corp.	217,700	4,271,274
Principal Financial Group, Inc.	176,500	11,781,375
Reinsurance Group of America, Inc.	55,500	7,781,100
Unum Group	205,600	10,306,728
Validus Holdings Ltd.	89,600	4,819,584

		108,662,466

Internet & Direct Marketing Retail — 0.5%
Liberty Expedia Holdings, Inc. (Class A Stock)*	79,600	4,541,180

IT Services — 0.5%
CSRA, Inc.	151,281	4,933,273

Media — 2.6%
Discovery Communications, Inc. (Class A Stock)*(a)	175,100	4,307,460
Discovery Communications, Inc. (Class C Stock)*	149,500	3,457,935
Scripps Networks Interactive, Inc. (Class A Stock)	11,121	972,087
TEGNA, Inc.	389,600	5,777,768

Viacom, Inc. (Class A Stock)(a)	8,884	359,802
Viacom, Inc. (Class B Stock)	255,200	8,911,584

		23,786,636

Metals & Mining — 3.1%
Freeport-McMoRan, Inc.*	602,600	8,810,012
Reliance Steel & Aluminum Co.	106,300	7,691,868
Steel Dynamics, Inc.	239,037	8,464,300
Tahoe Resources, Inc.	613,700	3,356,939

		28,323,119

Mortgage Real Estate Investment Trusts (REITs) — 4.3%
AGNC Investment Corp.	416,300	8,817,234
Annaly Capital Management, Inc.	848,300	10,205,049
Chimera Investment Corp.	236,900	4,458,458
MFA Financial, Inc.	479,800	4,073,502
New Residential Investment Corp.	167,300	2,844,100
Starwood Property Trust, Inc.	95,000	2,093,800
Two Harbors Investment Corp.	646,200	6,390,918

		38,883,061

Multi-Utilities — 2.3%
Public Service Enterprise Group, Inc.	277,500	12,479,175
SCANA Corp.	126,800	8,162,116

		20,641,291

Multiline Retail — 1.9%
Dollar General Corp.	87,100	6,546,436
Dollar Tree, Inc.*	52,000	3,748,160
Kohl’s Corp.	87,200	3,605,720
Macy’s, Inc.	149,900	3,560,125

		17,460,441

Oil, Gas & Consumable Fuels — 3.6%
Antero Resources Corp.*	232,400	4,792,088
Gulfport Energy Corp.*	342,100	4,317,302
Laredo Petroleum, Inc.*	407,300	5,278,608
Marathon Petroleum Corp.	175,600	9,831,844
Newfield Exploration Co.*	165,300	4,749,069
QEP Resources, Inc.*	240,100	2,057,657
Southwestern Energy Co.*	259,900	1,481,430
Williams Cos., Inc. (The)	19,200	610,176

		33,118,174

Paper & Forest Products — 0.5%
Domtar Corp.	106,300	4,152,078

Pharmaceuticals — 0.9%
Mallinckrodt PLC*	26,200	1,199,960
Mylan NV*	176,289	6,873,508

		8,073,468

Professional Services — 0.1%
ManpowerGroup, Inc.	5,500	589,325

Real Estate Management & Development — 1.6%
CBRE Group, Inc. (Class A Stock)*	218,200	8,289,418
Jones Lang LaSalle, Inc.	46,400	5,903,008

		14,192,426

Road & Rail — 0.7%
AMERCO	7,800	3,030,768
Ryder System, Inc.	51,341	3,735,571

		6,766,339

Specialty Retail — 4.0%
AutoNation, Inc.*(a)	42,800	1,813,864
Bed Bath & Beyond, Inc.	50,100	1,497,990
Best Buy Co., Inc.	126,200	7,362,508
Foot Locker, Inc.	46,200	2,180,178
GameStop Corp. (Class A Stock)(a)	29,300	635,517
Gap, Inc. (The)	209,100	4,982,853
L Brands, Inc.	18,500	858,215
Penske Automotive Group, Inc.	94,900	4,131,946
Sally Beauty Holdings, Inc.*	184,400	3,730,412
Staples, Inc.	543,800	5,519,570
Urban Outfitters, Inc.*	75,400	1,477,086
Williams-Sonoma, Inc.(a)	40,000	1,857,200

		36,047,339

Technology Hardware, Storage & Peripherals — 0.4%
Xerox Corp.	114,100	3,499,447

Textiles, Apparel & Luxury Goods — 1.5%
PVH Corp.	82,500	9,841,425
Ralph Lauren Corp.	53,000	4,009,450

		13,850,875

Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	266,710	3,501,902

Trading Companies & Distributors — 1.2%
Air Lease Corp.	56,900	2,252,102
United Rentals, Inc.*	58,401	6,947,383
WESCO International, Inc.*	43,132	2,210,515

		11,410,000

TOTAL COMMON STOCKS (cost $829,010,814)		902,400,006

UNAFFILIATED EXCHANGE TRADED FUND — 0.5%
iShares Russell Mid-Cap Value ETF (cost $4,351,926)	53,379	4,523,870

TOTAL LONG-TERM INVESTMENTS (cost $833,362,740)		906,923,876

SHORT-TERM INVESTMENTS — 3.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	16,845,224	16,845,224
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $15,337,055; includes $15,319,375 of cash collateral for securities on loan)(b)(w)	15,336,977	15,338,510

TOTAL SHORT-TERM INVESTMENTS (cost $32,182,279)		32,183,734

TOTAL INVESTMENTS — 103.0% (cost $865,545,019)(x)	939,107,610
Liabilities in excess of other assets — (3.0)%	(27,527,210)

NET ASSETS — 100.0%	$911,580,400

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,510,660; cash collateral of $15,319,375 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$868,174,969

Appreciation	101,089,832
Depreciation	(30,157,191)

Net Unrealized Appreciation	$70,932,641

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$8,102,801	$—	$—
Airlines	28,937,789	—	—
Auto Components	32,932,330	—	—
Banks	63,566,632	—	—
Biotechnology	4,763,640	—	—
Building Products	9,118,800	—	—
Capital Markets	12,175,095	—	—
Chemicals	20,423,280	—	—
Commercial Services & Supplies	475,348	—	—
Communications Equipment	8,969,155	—	—
Construction & Engineering	12,850,752	—	—
Consumer Finance	35,417,373	—	—
Containers & Packaging	13,754,557	—	—
Diversified Consumer Services	963,800	—	—
Diversified Financial Services	8,009,350	—	—
Diversified Telecommunication Services	1,107,652	—	—

Electric Utilities	53,562,722	—	—
Electrical Equipment	7,726,545	—	—
Energy Equipment & Services	6,183,144	—	—
Equity Real Estate Investment Trusts (REITs)	82,747,891	—	—
Food Products	16,593,780	—	—
Gas Utilities	3,899,097	—	—
Health Care Providers & Services	40,351,869	—	—
Hotels, Restaurants & Leisure	31,115,369	—	—
Household Durables	8,235,875	—	—
Independent Power & Renewable Electricity Producers	7,982,520	—	—
Insurance	108,662,466	—	—
Internet & Direct Marketing Retail	4,541,180	—	—
IT Services	4,933,273	—	—
Media	23,786,636	—	—
Metals & Mining	28,323,119	—	—
Mortgage Real Estate Investment Trusts (REITs)	38,883,061	—	—
Multi-Utilities	20,641,291	—	—
Multiline Retail	17,460,441	—	—
Oil, Gas & Consumable Fuels	33,118,174	—	—
Paper & Forest Products	4,152,078	—	—
Pharmaceuticals	8,073,468	—	—
Professional Services	589,325	—	—
Real Estate Management & Development	14,192,426	—	—
Road & Rail	6,766,339	—	—
Specialty Retail	36,047,339	—	—
Technology Hardware, Storage & Peripherals	3,499,447	—	—
Textiles, Apparel & Luxury Goods	13,850,875	—	—
Thrifts & Mortgage Finance	3,501,902	—	—
Trading Companies & Distributors	11,410,000	—	—
Unaffiliated Exchange Traded Fund	4,523,870	—	—
Affiliated Mutual Funds	32,183,734	—	—

Total	$939,107,610	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depository Receipt
CVT	Convertible Security
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
OTC	Over-the-counter
REIT(s)	Real Estate Investment Trust(s)

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 18, 2017

*	Print the name and title of each signing officer under his or her signature.